Note 14 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Bullion sales receivable	$ 4,027	$ 2,987
VAT receivables	1,169	1,765
Deferred consideration on the disposal of subsidiary	1,099	1,991
Deposits for stores and equipment and other receivables	875	169
Total trade and other current receivables	$ 7,170	$ 6,912